Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenue	$ 7,272	$ 40,422
Direct costs of revenue	(14,666)	(15,377)
Other operating costs	(2,802,735)	(161,540)
Loss from operations	(2,810,129)	(136,495)
General and administrative expenses	(692,947)	(785,579)
Other income
Loss before tax	(3,503,076)	(922,074)
Income tax
Loss after tax	(3,503,076)	(922,074)
Foreign exchange adjustment	45,292
Comprehensive loss for the period	$ (3,457,784)	$ (922,074)
Basic loss per ordinary share	$ (0.097)	$ (0.026)
Diluted loss per ordinary share	$ (0.097)	$ (0.026)
Basic average number of ordinary shares outstanding	35,554,677	35,554,677
Diluted average number of ordinary shares outstanding	35,554,677	35,554,677